9. Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Table Text Block Supplement [Abstract]
Assumptions used
Expected volatility:	77%
Expected lives:	Various (30 days – 7 years)
Risk-free interest rate:	Various (0.50%-2.27%)
Expected dividend yield:	None

Expected volatility:	61%
Expected lives:	Less than 1 Year
Risk-free interest rate:	0.62%
Expected dividend yield:	None

Expected volatility:	54%
Expected lives:	1 Year
Risk-free interest rate:	0.32%
Expected dividend yield:	None

Schedule of Warrants

	Number of	Weighted Average
Warrants	Warrants	Exercise Price
Balance at December 31, 2016	15,912,210	$0.76
Granted	–	$0.00
Exercised	(998,079)	$0.75
Exercised (re-priced to $0.00)	(14,692,500)	$0.00
Forfeited	(221,631)
Balance at September 30, 2017	–

Warrants	Number of Warrants	Range of Exercise Price
Balance at December 31, 2014	18,905,865	$0.43-$1.00
Granted	4,480,000	$0.25
Exercised	(1,157,989)	$0.50 - $0.75
Forfeited	–
Balance at December 31, 2015	22,227,876	$0.25 - $3.00
Granted	3,520,000	$0.25
Exercised	(9,835,666)	$0.25 - $.75
Forfeited	–
Balance at December 31, 2016	15,912,210	$0.25 - $3.00
Exercisable December 31, 2016	15,912,210

Schedule of Stock Options
	Number of	Weighted Average
Options	Options	Exercise Price
Balance at December 31, 2016	100,000	$0.75
Exercised	(100,000)	$0.75
Balance at September 30, 2017	–

Options	Number of Options	Range of Exercise Price
Balance at December 31, 2014	–	$0.00
Granted	100,000	$0.75
Exercised	–	-
Forfeited	–	-
Balance at December 31, 2015	100,000	$0.75
Granted	–	-
Exercised	–	-
Forfeited	–	-
Balance at December 31, 2016	100,000	$0.75
Exercisable December 31, 2016	100,000	$0.75